Investments - Intangible Lease Liabilities- Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Investments [Abstract]
Lease intangible liabilities amortization	$ 2.2	$ 2.3	$ 7.1	$ 6.7	$ 10.6	$ 8.3
Remainder of 2025	2.1		2.1
2026	8.2		8.2		8.4
2027	8.0		8.0		8.4
2028	7.8		7.8		8.2
2029	7.6		7.6		8.0
2030	7.0		7.0		7.8
Thereafter	$ 75.1		$ 75.1		$ 84.3
Weighted average remaining amortization period			22 years 3 months 18 days		22 years 6 months